Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 63	$ 55
Benefit obligation at end of year	55	49
Funded status	8	6
Pension
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	17	16	$ 16
Retirement Savings (401(k) Plan)
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	$ 25	$ 28	$ 27